Investment in Receivable Portfolios, Net - Summary of Accretable Yield and an Estimate of Zero Basis Future Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield and Estimate of Zero Basis Future Cash Flows Movement Schedule [Roll Forward]
Beginning balance	$ 3,457,508	$ 3,270,671
Revenue from receivable portfolios	(1,053,373)	(1,030,792)	$ (1,065,673)
Allowance reversals on receivable portfolios, net	(41,236)	84,177	(6,763)
Net additions on existing portfolios	520,517	728,748
Additions for current purchases, net	1,019,856	861,698
Effect of foreign currency translation	161,429	(456,994)
Ending balance	4,064,701	3,457,508	3,270,671
Accretable Yield
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield and Estimate of Zero Basis Future Cash Flows Movement Schedule [Roll Forward]
Beginning balance	3,092,005	3,047,640
Revenue from receivable portfolios	(909,239)	(892,732)
Allowance reversals on receivable portfolios, net	(34,294)	90,997
Net additions on existing portfolios	365,357	441,632
Additions for current purchases, net	1,019,856	861,698
Effect of foreign currency translation	161,385	(457,230)
Ending balance	3,695,069	3,092,005	3,047,640
Estimate of Zero Basis Cash Flows
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield and Estimate of Zero Basis Future Cash Flows Movement Schedule [Roll Forward]
Beginning balance	365,503	223,031
Revenue from receivable portfolios	(144,134)	(138,060)
Allowance reversals on receivable portfolios, net	(6,942)	(6,820)
Net additions on existing portfolios	155,160	287,116
Additions for current purchases, net	0	0
Effect of foreign currency translation	44	236
Ending balance	$ 369,632	$ 365,503	$ 223,031